Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments, Fair Value

			Asset (Liability) Derivatives
			Fair Value
Type of Derivative	Balance Sheets Location		2013	2012
Derivatives designated as hedging instruments under ASC Topic 815 Derivatives and Hedging
Forward contracts	Other receivables	$	383	$-
Cross-currency interest rate swap (i)	Derivative instruments		(180)	(3,666)
			203	(3,666)
Derivatives not designated as hedging instruments under ASC Topic 815 Derivatives and Hedging

Total equity return swap (ii)	Derivative instruments	$	(1,378)	$(3,952)
			(1,378)	(3,952)
Total derivative instruments		$	(1,175)	$(7,618)

(i)

At December 31, 2013, disclosed in the consolidated balance sheet as follows: $490 as a non-current asset and $670 as a current liability. At December 31, 2012, disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii)	Disclosed in the consolidated balance sheet as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)(ii)
Forward contracts	$1,011	$(628)	$-
Settled cross-currency interest rate swap	(294)	1,436	(4,187)
Outstanding cross-currency interest rate swap	(180)	(972)	-
Total	$537	$(164)	$(4,187)

(i)

The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swaps is disclosed in the consolidated income statement as follows: a loss of $921 as an adjustment to foreign exchange results and a gain of $457 as an adjustment to net interest expense.

(ii)

Related to the loss incurred in connection with the settlement of the cross-currency interest rate swap agreement before its maturity. This result is recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Total equity return swap (iii)	$97
Others (iv)	46
Total	$143

(iii)	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iv)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i)

The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance
Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Total equity return swap (iii)	$97
Others (iv)	46
Total	$143

(iii)	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iv)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.
(ii)	A $4,111 loss is recorded within “General and administrative expenses” and a $159 loss within “Net interest expense” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments (i)
Cross-currency interest rate swaps and Mirror swaps	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.